SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of investments measured at fair value) (Details) (USD $)	Jul. 31, 2014	Jul. 31, 2013
First Eagle Global CL I [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 273,000	$ 243,973
Parnasus Core Equity Investor CL [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	277,571	591,057
Transamerica Tactical Income CL A [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	269,649	251,561
Janus Short Term Bond I [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		259,761
Permanent Portfolio Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		$ 443,562